Significant Accounting Policies (Details) - Schedule of fair value for options granted - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) - Schedule of fair value for options granted [Line Items]
Dividend yield	0.00%	0.00%
Expected exercise factor (in Dollars per share)	$ 10.99	$ 2.67
Expected volatility	37.57%
Risk-free interest	3.18%
Expected life (in years)	5 years
Minimum [Member]
Significant Accounting Policies (Details) - Schedule of fair value for options granted [Line Items]
Expected volatility		41.92%
Risk-free interest		0.25%
Expected life (in years)		4 years 3 months 25 days
Maximum [Member]
Significant Accounting Policies (Details) - Schedule of fair value for options granted [Line Items]
Expected volatility		45.21%
Risk-free interest		0.27%
Expected life (in years)		4 years 9 months